Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2013
Capital Lease Obligations [Abstract]
Capital lease obligation payments
The related equipment is collateral to the leases. Final payments are due through September 2015.

	December 31, 2013	December 31, 2012

Total Principal Payments	$41,552	$97,285
Less: Amount Due Within One Year	(24,670)	(57,244)

Amount Due After One Year	$16,882	$40,041

Annual requirements for retirement of the capital lease obligations
Annual requirements for retirement of the capital lease obligations are as follows:

December 31,	Amount

2014	$31,687
2015	18,445

Total Minimum Lease Payments	$50,132
Less: Amount Representing Interest	(8,580)

Present Value of Minimum Lease Payments	$41,552

Summary of assets held under capital leases
The following is a summary of assets held under capital leases:

December 31,	2013	2012

Computers and Software	$30,692	$96,925
Furniture and Equipment	35,083	92,446

	$65,775	189,371
Less: Accumulated Depreciation	(52,275)	(81,190)

Net	$13,500	$108,181